Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended	44 Months Ended	56 Months Ended	60 Months Ended	100 Months Ended	103 Months Ended	112 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000145004
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Integrity Discovery Fund
Average Annual Return, Percent		6.92%			6.78%				6.64%
C000145005
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Integrity Discovery Fund
Average Annual Return, Percent		11.50%			7.14%				6.58%
C000144991
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Integrity Mid-Cap Value Fund
Average Annual Return, Percent		5.28%			8.87%				7.22%
C000217047
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Integrity Mid-Cap Value Fund
Average Annual Return, Percent		9.90%		9.21%
C000144977
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Integrity Small-Cap Value Fund
Average Annual Return, Percent		4.08%			7.73%				5.88%
C000144978
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Integrity Small-Cap Value Fund
Average Annual Return, Percent		8.45%			8.11%				5.89%
C000144993
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Integrity Small/Mid-Cap Value Fund
Average Annual Return, Percent		3.32%			8.80%				6.60%
C000144984
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Munder Multi-Cap Fund
Average Annual Return, Percent		15.97%			12.89%				10.43%
C000144985
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Munder Multi-Cap Fund
Average Annual Return, Percent		20.92%			13.25%				10.37%
C000144988
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory S&P 500 Index Fund
Average Annual Return, Percent		21.07%			13.89%				11.97%
C000144972
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Munder Mid-Cap Core Growth Fund
Average Annual Return, Percent		5.09%			6.84%				6.79%
C000144973
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Munder Mid-Cap Core Growth Fund
Average Annual Return, Percent		9.71%			7.25%				6.81%
C000144995
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Trivalent International Fund - Core Equity
Average Annual Return, Percent		9.16%			4.68%				3.39%
C000144999
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Trivalent International Small-Cap Fund
Average Annual Return, Percent		3.14%			4.20%				4.22%
C000145000
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Trivalent International Small-Cap Fund
Average Annual Return, Percent		7.52%			4.63%				4.22%
C000144969
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Total Return Bond Fund
Average Annual Return, Percent		(0.05%)			(0.70%)				0.59%
C000144970
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Total Return Bond Fund
Average Annual Return, Percent		0.59%			(0.98%)				0.20%
C000002333
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Diversified Stock Fund
Average Annual Return, Percent		16.54%			13.72%				9.91%
C000002336
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Diversified Stock Fund
Average Annual Return, Percent		21.45%			13.98%				9.79%
C000002358
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Special Value Fund
Average Annual Return, Percent		16.29%			13.48%				9.26%
C000002359
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Special Value Fund
Average Annual Return, Percent		21.43%			13.86%				9.12%
C000225921
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory THB US Small Opportunities Fund
Average Annual Return, Percent		(3.22%)			5.41%				5.42%
C000002329
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Strategic Allocation Fund
Average Annual Return, Percent		8.19%			6.35%				5.52%
C000002330
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Strategic Allocation Fund
Average Annual Return, Percent		8.87%			6.04%				5.14%
C000002344
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Fund for Income
Average Annual Return, Percent		1.89%			(0.20%)				0.67%
C000002345
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Fund for Income
Average Annual Return, Percent		2.49%			(0.52%)				0.26%
C000002332
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Investment Grade Convertible Fund
Average Annual Return, Percent		5.06%			5.24%				6.19%
C000002334
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Sycamore Established Value Fund
Average Annual Return, Percent		4.34%			10.00%				9.62%
C000169232
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Sycamore Established Value Fund
Average Annual Return, Percent		8.86%			10.46%	11.48%
C000002356
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Sycamore Small Company Opportunity Fund
Average Annual Return, Percent		(1.12%)			6.18%				7.67%
Without Sales Load [Member] | C000145004
Average Annual Return [Line Items]
Average Annual Return, Percent		13.43%			8.06%				7.27%
Without Sales Load [Member] | C000145005
Average Annual Return [Line Items]
Average Annual Return, Percent		12.50%			7.14%				6.58%
Without Sales Load [Member] | C000145007
Average Annual Return [Line Items]
Average Annual Return, Percent		13.67%			8.28%				7.51%
Without Sales Load [Member] | C000219865
Average Annual Return [Line Items]
Average Annual Return, Percent		13.58%	16.86%
Without Sales Load [Member] | C000144991
Average Annual Return [Line Items]
Average Annual Return, Percent		11.72%			10.17%				7.86%
Without Sales Load [Member] | C000217047
Average Annual Return [Line Items]
Average Annual Return, Percent		10.90%		9.21%
Without Sales Load [Member] | C000164741
Average Annual Return [Line Items]
Average Annual Return, Percent		12.20%			10.62%		10.65%
Without Sales Load [Member] | C000144992
Average Annual Return [Line Items]
Average Annual Return, Percent		11.98%			10.45%				8.14%
Without Sales Load [Member] | C000219863
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%	15.84%
Without Sales Load [Member] | C000144977
Average Annual Return [Line Items]
Average Annual Return, Percent		10.42%			9.01%				6.51%
Without Sales Load [Member] | C000144978
Average Annual Return [Line Items]
Average Annual Return, Percent		9.41%			8.11%				5.89%
Without Sales Load [Member] | C000144979
Average Annual Return [Line Items]
Average Annual Return, Percent		10.06%			8.71%				6.23%
Without Sales Load [Member] | C000144980
Average Annual Return [Line Items]
Average Annual Return, Percent		10.94%			9.57%				7.06%
Without Sales Load [Member] | C000144981
Average Annual Return [Line Items]
Average Annual Return, Percent		10.84%			9.45%				6.90%
Without Sales Load [Member] | C000144993
Average Annual Return [Line Items]
Average Annual Return, Percent		9.62%			10.10%				7.23%
Without Sales Load [Member] | C000155526
Average Annual Return [Line Items]
Average Annual Return, Percent		9.98%			10.44%			8.05%
Without Sales Load [Member] | C000144994
Average Annual Return [Line Items]
Average Annual Return, Percent		9.88%			10.38%				7.50%
Without Sales Load [Member] | C000219864
Average Annual Return [Line Items]
Average Annual Return, Percent		9.84%	17.80%
Without Sales Load [Member] | C000144984
Average Annual Return [Line Items]
Average Annual Return, Percent		23.03%			14.23%				11.09%
Without Sales Load [Member] | C000144985
Average Annual Return [Line Items]
Average Annual Return, Percent		21.92%			13.25%				10.37%
Without Sales Load [Member] | C000144987
Average Annual Return [Line Items]
Average Annual Return, Percent		23.42%			14.62%				11.48%
Without Sales Load [Member] | C000144988
Average Annual Return [Line Items]
Average Annual Return, Percent		23.87%			14.41%				12.22%
Without Sales Load [Member] | C000144989
Average Annual Return [Line Items]
Average Annual Return, Percent		23.48%			13.98%				11.77%
Without Sales Load [Member] | C000144990
Average Annual Return [Line Items]
Average Annual Return, Percent		23.97%			14.51%				12.37%
Without Sales Load [Member] | C000144972
Average Annual Return [Line Items]
Average Annual Return, Percent		11.53%			8.11%				7.43%
Without Sales Load [Member] | C000144973
Average Annual Return [Line Items]
Average Annual Return, Percent		10.71%			7.25%				6.81%
Without Sales Load [Member] | C000144975
Average Annual Return [Line Items]
Average Annual Return, Percent		11.98%			8.56%				7.88%
Without Sales Load [Member] | C000144976
Average Annual Return [Line Items]
Average Annual Return, Percent		11.92%			8.43%				7.72%
Without Sales Load [Member] | C000144995
Average Annual Return [Line Items]
Average Annual Return, Percent		15.87%			5.92%				4.00%
Without Sales Load [Member] | C000144997
Average Annual Return [Line Items]
Average Annual Return, Percent		16.27%			6.27%				4.40%
Without Sales Load [Member] | C000155527
Average Annual Return [Line Items]
Average Annual Return, Percent		16.21%			6.33%			5.06%
Without Sales Load [Member] | C000144998
Average Annual Return [Line Items]
Average Annual Return, Percent		16.16%			6.19%				4.25%
Without Sales Load [Member] | C000144999
Average Annual Return [Line Items]
Average Annual Return, Percent		9.42%			5.44%				4.84%
Without Sales Load [Member] | C000145000
Average Annual Return [Line Items]
Average Annual Return, Percent		8.52%			4.63%				4.22%
Without Sales Load [Member] | C000145001
Average Annual Return [Line Items]
Average Annual Return, Percent		9.80%			5.85%				5.27%
Without Sales Load [Member] | C000145002
Average Annual Return [Line Items]
Average Annual Return, Percent		9.76%			5.76%				5.15%
Without Sales Load [Member] | C000145003
Average Annual Return [Line Items]
Average Annual Return, Percent		9.64%			5.69%				5.10%
Without Sales Load [Member] | C000144969
Average Annual Return [Line Items]
Average Annual Return, Percent		2.25%			(0.24%)				0.81%
Without Sales Load [Member] | C000144970
Average Annual Return [Line Items]
Average Annual Return, Percent		1.58%			(0.98%)				0.20%
Without Sales Load [Member] | C000155525
Average Annual Return [Line Items]
Average Annual Return, Percent		2.64%			0.04%			1.03%
Without Sales Load [Member] | C000144971
Average Annual Return [Line Items]
Average Annual Return, Percent		2.62%			0.03%				1.07%
Without Sales Load [Member] | C000002333
Average Annual Return [Line Items]
Average Annual Return, Percent		23.66%			15.07%				10.56%
Without Sales Load [Member] | C000002336
Average Annual Return [Line Items]
Average Annual Return, Percent		22.45%			13.98%				9.79%
Without Sales Load [Member] | C000052113
Average Annual Return [Line Items]
Average Annual Return, Percent		23.90%			15.35%				10.84%
Without Sales Load [Member] | C000002337
Average Annual Return [Line Items]
Average Annual Return, Percent		23.25%			14.74%				10.24%
Without Sales Load [Member] | C000138365
Average Annual Return [Line Items]
Average Annual Return, Percent		23.93%			15.41%				10.89%
Without Sales Load [Member] | C000111270
Average Annual Return [Line Items]
Average Annual Return, Percent		23.83%			15.32%				10.80%
Without Sales Load [Member] | C000002358
Average Annual Return [Line Items]
Average Annual Return, Percent		23.40%			14.83%				9.91%
Without Sales Load [Member] | C000002359
Average Annual Return [Line Items]
Average Annual Return, Percent		22.43%			13.86%				9.12%
Without Sales Load [Member] | C000052117
Average Annual Return [Line Items]
Average Annual Return, Percent		23.73%			15.07%				10.10%
Without Sales Load [Member] | C000002360
Average Annual Return [Line Items]
Average Annual Return, Percent		23.02%			14.46%				9.57%
Without Sales Load [Member] | C000225921
Average Annual Return [Line Items]
Average Annual Return, Percent		2.66%			6.67%				6.05%
Without Sales Load [Member] | C000225922
Average Annual Return [Line Items]
Average Annual Return, Percent		3.15%			7.15%				6.53%
Without Sales Load [Member] | C000002329
Average Annual Return [Line Items]
Average Annual Return, Percent		10.69%			6.83%				5.76%
Without Sales Load [Member] | C000002330
Average Annual Return [Line Items]
Average Annual Return, Percent		9.87%			6.04%				5.14%
Without Sales Load [Member] | C000052111
Average Annual Return [Line Items]
Average Annual Return, Percent		10.95%			7.11%				6.02%
Without Sales Load [Member] | C000002344
Average Annual Return [Line Items]
Average Annual Return, Percent		4.24%			0.26%				0.90%
Without Sales Load [Member] | C000002345
Average Annual Return [Line Items]
Average Annual Return, Percent		3.48%			(0.52%)				0.26%
Without Sales Load [Member] | C000098399
Average Annual Return [Line Items]
Average Annual Return, Percent		4.52%			0.55%				1.18%
Without Sales Load [Member] | C000002346
Average Annual Return [Line Items]
Average Annual Return, Percent		4.24%			0.26%				0.90%
Without Sales Load [Member] | C000155524
Average Annual Return [Line Items]
Average Annual Return, Percent		4.84%			0.57%			1.02%
Without Sales Load [Member] | C000111273
Average Annual Return [Line Items]
Average Annual Return, Percent		4.60%			0.47%				1.11%
Without Sales Load [Member] | C000219862
Average Annual Return [Line Items]
Average Annual Return, Percent		4.54%	(0.42%)
Without Sales Load [Member] | C000002332
Average Annual Return [Line Items]
Average Annual Return, Percent		7.50%			5.72%				6.42%
Without Sales Load [Member] | C000052112
Average Annual Return [Line Items]
Average Annual Return, Percent		7.92%			6.13%				6.85%
Without Sales Load [Member] | C000219861
Average Annual Return [Line Items]
Average Annual Return, Percent		7.73%	5.31%
Without Sales Load [Member] | C000002334
Average Annual Return [Line Items]
Average Annual Return, Percent		10.71%			11.31%				10.27%
Without Sales Load [Member] | C000169232
Average Annual Return [Line Items]
Average Annual Return, Percent		9.86%			10.46%	11.48%
Without Sales Load [Member] | C000052114
Average Annual Return [Line Items]
Average Annual Return, Percent		11.06%			11.66%				10.62%
Without Sales Load [Member] | C000002335
Average Annual Return [Line Items]
Average Annual Return, Percent		10.50%			11.08%				10.05%
Without Sales Load [Member] | C000138366
Average Annual Return [Line Items]
Average Annual Return, Percent		11.12%			11.71%				10.67%
Without Sales Load [Member] | C000111271
Average Annual Return [Line Items]
Average Annual Return, Percent		10.97%			11.60%				10.56%
Without Sales Load [Member] | C000002356
Average Annual Return [Line Items]
Average Annual Return, Percent		4.91%			7.45%				8.31%
Without Sales Load [Member] | C000052116
Average Annual Return [Line Items]
Average Annual Return, Percent		5.29%			7.82%				8.67%
Without Sales Load [Member] | C000002357
Average Annual Return [Line Items]
Average Annual Return, Percent		4.71%			7.26%				8.09%
Without Sales Load [Member] | C000164985
Average Annual Return [Line Items]
Average Annual Return, Percent		5.34%			7.87%		10.23%
Without Sales Load [Member] | C000111275
Average Annual Return [Line Items]
Average Annual Return, Percent		5.22%			7.73%				8.52%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%	16.47%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%		15.03%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%		14.38%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%	16.47%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%				12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%				12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%				12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%				12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%				12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%				12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%			12.10%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%				12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%	15.26%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%				12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%				12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%				12.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		11.62%			5.55%				3.84%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		11.62%			5.55%				3.84%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		11.62%			5.55%			4.68%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		11.62%			5.55%				3.84%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		19.37%			10.76%				8.43%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		19.37%			10.76%				8.43%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		19.37%			10.76%				8.43%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		19.37%			10.76%				8.43%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		19.37%			10.76%				8.43%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.63%			(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.63%			(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.63%			(0.23%)			1.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.63%			(0.23%)				1.35%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%				12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%				12.15%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		19.37%			10.76%				8.43%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		19.37%			10.76%				8.43%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		19.37%			10.76%				8.43%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.63%			(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.63%			(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.63%			(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.63%			(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.63%			(0.23%)			1.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.63%			(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.63%	(2.64%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.63%			(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.63%			(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.63%	(2.64%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%	15.33%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%				12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%				12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%				12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%		13.79%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		23.13%			14.14%				12.15%
Russell Microcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		7.96%			6.72%				6.49%
Russell Microcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		7.96%			6.72%				6.49%
Russell Microcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		7.96%			6.72%				6.49%
Russell Microcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		7.96%	11.92%
Russell MidCap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		11.98%			8.49%				7.60%
Russell MidCap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		11.98%		8.41%
Russell MidCap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index					Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		11.98%			8.49%		9.45%
Russell MidCap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		11.98%			8.49%				7.60%
Russell MidCap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		11.98%	12.76%
Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		10.90%			7.07%				6.23%
Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		10.90%			7.07%				6.23%
Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		10.90%			7.07%				6.23%
Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		10.90%			7.07%				6.23%
Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		10.90%			7.07%				6.23%
Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 2500™ Value Index
Average Annual Return, Percent		11.24%			8.01%				6.77%
Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2500™ Value Index
Average Annual Return, Percent		11.24%			8.01%			7.13%
Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 2500™ Value Index
Average Annual Return, Percent		11.24%			8.01%				6.77%
Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index		Russell 2500™ Value Index
Average Annual Return, Percent		11.24%	13.80%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Index							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Index							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Index							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		24.56%			15.05%				12.86%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Growth Index							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Average Annual Return, Percent		15.05%			9.93%				10.51%
Russell MidCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell MidCap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Growth Index							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Average Annual Return, Percent		15.05%			9.93%				10.51%
Russell MidCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell MidCap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Growth Index							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Average Annual Return, Percent		15.05%			9.93%				10.51%
Russell MidCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell MidCap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Growth Index							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Average Annual Return, Percent		15.05%			9.93%				10.51%
Russell MidCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
S&P Developed ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Developed Ex-U.S. SmallCap Index							S&P Developed Ex-U.S. SmallCap Index
Average Annual Return, Percent		7.59%			4.11%				3.80%
S&P Developed ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Developed Ex-U.S. SmallCap Index							S&P Developed Ex-U.S. SmallCap Index
Average Annual Return, Percent		7.59%			4.11%				3.80%
S&P Developed ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Developed Ex-U.S. SmallCap Index							S&P Developed Ex-U.S. SmallCap Index
Average Annual Return, Percent		7.59%			4.11%				3.80%
S&P Developed ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Developed Ex-U.S. SmallCap Index							S&P Developed Ex-U.S. SmallCap Index
Average Annual Return, Percent		7.59%			4.11%				3.80%
S&P Developed ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Developed Ex-U.S. SmallCap Index							S&P Developed Ex-U.S. SmallCap Index
Average Annual Return, Percent		7.59%			4.11%				3.80%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell Microcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		5.96%			5.55%				5.53%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell Microcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent		5.96%			5.55%				5.53%
40% Bloomberg Barclays US Aggr Bond Index & 60% MSCI ACW Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index							60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		12.49%			6.52%				5.78%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
40% Bloomberg Barclays US Aggr Bond Index & 60% MSCI ACW Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index							60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		12.49%			6.52%				5.78%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
40% Bloomberg Barclays US Aggr Bond Index & 60% MSCI ACW Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index							60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		12.49%			6.52%				5.78%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index							Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent		4.14%			0.72%				1.12%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index							Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent		4.14%			0.72%				1.12%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index							Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent		4.14%			0.72%				1.12%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index							Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent		4.14%			0.72%				1.12%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index						Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent		4.14%			0.72%			1.13%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index							Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent		4.14%			0.72%				1.12%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government Bond Index	Bloomberg 1-5 Year U.S. Government Bond Index	Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent		4.14%	(0.45%)
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofAML Investment Grade U.S. Conv 5% Constrained Index							ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return, Percent		8.35%			6.29%				8.00%
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofAML Investment Grade U.S. Conv 5% Constrained Index							ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return, Percent		8.35%			6.29%				8.00%
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return, Percent		8.35%	6.51%
Russell MidCap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		11.98%			8.49%				7.60%
Russell MidCap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index				Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		11.98%			8.49%	10.07%
Russell MidCap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		11.98%			8.49%				7.60%
Russell MidCap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		11.98%			8.49%				7.60%
Russell MidCap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		11.98%			8.49%				7.60%
Russell MidCap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		11.98%			8.49%				7.60%
Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		10.90%			7.07%				6.23%
Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		10.90%			7.07%				6.23%
Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		10.90%			7.07%				6.23%
Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		10.90%			7.07%		8.56%
Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent		10.90%			7.07%				6.23%